UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 08/31/2017

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Arconic, Inc., 5.13%, 10/01/24	$25	$26,500
Boeing Co., 6.00%, 3/15/19	40	42,650
Bombardier, Inc., 5.75%, 3/15/22 (a)	25	25,469
Embraer SA, 5.15%, 6/15/22	40	42,620
TransDigm, Inc., 6.38%, 6/15/26	25	25,719

		162,958
Auto Components — 0.3%
Tenneco, Inc., 5.00%, 7/15/26	50	50,500
Banks — 11.4%
Bank of Montreal, 1.50%, 7/18/19	80	79,649
Bank of Nova Scotia:
2.05%, 10/30/18	100	100,467
1.65%, 6/14/19	125	124,945
4.38%, 1/13/21	50	53,601
Boston Properties LP, 5.63%, 11/15/20	100	109,784
Canadian Imperial Bank of Commerce, 1.60%, 9/06/19	50	49,827
CIT Group, Inc., 5.50%, 2/15/19 (a)	9	9,416
Comerica, Inc., 2.13%, 5/23/19	100	100,079
Cooperatieve Rabobank UA, 4.50%, 1/11/21	100	107,391
Credit Suisse AG, New York, 5.40%, 1/14/20	80	85,969
Fifth Third Bancorp, 4.30%, 1/16/24	50	53,541
HSBC Finance Corp., 6.68%, 1/15/21	45	51,167
HSBC USA, Inc., 3.50%, 6/23/24	100	103,974
Huntington Bancshares, Inc., 2.60%, 8/02/18	100	100,757
KeyCorp, 5.10%, 3/24/21	100	109,836
Royal Bank of Canada:
1.80%, 7/30/18	100	100,216
2.15%, 3/15/19	110	110,949
1.50%, 7/29/19	30	29,845
Santander Holdings USA, Inc., 2.70%, 5/24/19	100	100,860
Santander UK PLC, 2.50%, 3/14/19	80	80,827
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	80	79,212
SVB Financial Group, 3.50%, 1/29/25	50	50,411
Toronto-Dominion Bank:
1.45%, 9/06/18	50	49,950
2.63%, 9/10/18	100	101,061
2.50%, 12/14/20	100	101,678

Corporate Bonds	Par (000)	Value
Banks (continued)
U.S. Bancorp, 2.20%, 4/25/19	$80	$80,676
Wells Fargo & Co.:
3.45%, 2/13/23	25	25,751
3.00%, 4/22/26	50	49,460
Westpac Banking Corp., 1.55%, 5/25/18	80	80,020

		2,281,319
Beverages — 0.1%
Ball Corp., 5.25%, 7/01/25	25	27,250
Biotechnology — 0.4%
Genzyme Corp., 5.00%, 6/15/20	80	86,670
Cable Television Services — 0.2%
Motorola Solutions, Inc., 7.50%, 5/15/25	25	30,764
Capital Markets — 6.6%
Charles Schwab Corp., 3.20%, 3/02/27	75	76,683
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	75	75,775
5.38%, 3/15/20	75	80,982
3.00%, 4/26/22	50	50,813
3.63%, 1/22/23	50	51,971
4.25%, 10/21/25	25	26,183
3.75%, 2/25/26	25	25,799
Invesco Finance PLC, 3.75%, 1/15/26	75	79,128
Jefferies Group LLC:
5.13%, 4/13/18	50	50,990
6.88%, 4/15/21	100	114,137
Morgan Stanley:
2.20%, 12/07/18	50	50,299
2.38%, 7/23/19	100	100,771
5.75%, 1/25/21	100	111,098
4.88%, 11/01/22	50	54,377
3.88%, 1/27/26	75	78,397
Northern Trust Corp., 3.45%, 11/04/20	100	104,634
State Street Corp., 1.95%, 5/19/21	100	99,691
TD Ameritrade Holding Corp., 2.95%, 4/01/22	100	102,485

		1,334,213
Chemicals — 1.1%
Albemarle Corp., 4.15%, 12/01/24	50	53,265
Chemours Co., 7.00%, 5/15/25	25	27,563
Dow Chemical Co., 8.55%, 5/15/19	80	88,753

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co., 3.30%, 2/01/25	$50	$50,268

		219,849
Commercial Services & Supplies — 0.3%
ADT Corp., 6.25%, 10/15/21	25	27,176
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (a)	25	26,375

		53,551
Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 3/15/27 (a)	25	24,914
Juniper Networks, Inc., 4.35%, 6/15/25	25	26,441
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	25	26,867

		78,222
Construction & Engineering — 0.1%
AECOM, 5.13%, 3/15/27	25	25,438
Construction Materials — 0.1%
HD Supply, Inc., 5.75%, 4/15/24 (a)	25	26,813
Consumer Finance — 3.2%
American Express Co., 3.63%, 12/05/24	25	26,122
American Express Credit Corp., 2.70%, 3/03/22	100	101,933
Autodesk, Inc., 3.50%, 6/15/27	50	49,996
Automatic Data Processing, Inc., 2.25%, 9/15/20	80	81,093
Capital One Financial Corp., 2.45%, 4/24/19	80	80,593
Discover Financial Services:
5.20%, 4/27/22	50	54,754
3.75%, 3/04/25	25	25,201
IHS Markit Ltd., 4.75%, 2/15/25 (a)	25	26,625
Navient Corp., 5.88%, 10/25/24	25	25,262
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	25	26,094
S&P Global, Inc., 2.95%, 1/22/27	100	97,803
Synchrony Financial, 4.25%, 8/15/24	50	52,352

		647,828
Containers & Packaging — 0.4%
International Paper Co., 3.80%, 1/15/26	50	51,696

Corporate Bonds	Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24 (a)	$25	$26,781

		78,477
Diversified Financial Services — 6.4%
Ally Financial, Inc.:
4.25%, 4/15/21	25	25,813
5.75%, 11/20/25	25	26,993
Bank of America Corp.:
5.63%, 7/01/20	50	54,749
4.45%, 3/03/26	50	53,157
Citigroup, Inc.:
2.70%, 3/30/21	75	76,032
3.70%, 1/12/26	50	51,538
(3 mo. LIBOR US + 1.563%), 3.89%, 1/10/28 (b)	50	51,636
Ford Motor Credit Co. LLC, 2.46%, 3/27/20	200	200,830
FS Investment Corp., 4.00%, 7/15/19	50	50,692
General Motors Financial Co., Inc.:
3.50%, 7/10/19	50	51,225
5.25%, 3/01/26	50	54,487
HRG Group, Inc., 7.75%, 1/15/22	25	26,188
HSBC Holdings PLC, 5.10%, 4/05/21	100	109,581
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	101,761
John Deere Capital Corp., 1.95%, 1/08/19	50	50,290
JPMorgan Chase & Co.:
6.30%, 4/23/19	40	42,892
4.25%, 10/15/20	80	85,215
3.88%, 9/10/24	70	73,284
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21	25	25,509
PACCAR Financial Corp., 1.40%, 5/18/18	50	49,983
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	25	27,530

		1,289,385
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
2.38%, 11/27/18	50	50,331
4.13%, 2/17/26	50	51,629
CenturyLink, Inc., Series Y, 7.50%, 4/01/24	25	26,188
Frontier Communications Corp., 11.00%, 9/15/25	25	21,781

2	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
4.15%, 3/15/24	$50	$53,004
3.38%, 2/15/25 (a)	53	53,225

		256,158
Electric Utilities — 3.2%
Ameren Corp., 2.70%, 11/15/20	100	101,643
Black Hills Corp., 4.25%, 11/30/23	20	21,523
CenterPoint Energy Houston Electric LLC, 1.85%, 6/01/21	100	99,275
Commonwealth Edison Co., 3.40%, 9/01/21	50	52,293
Consolidated Edison, Inc., 2.00%, 5/15/21	125	124,552
NV Energy, Inc., 6.25%, 11/15/20	80	89,974
Pacific Gas & Electric Co., 4.25%, 5/15/21	50	53,274
Public Service Electric & Gas Co., 2.00%, 8/15/19	80	80,326
Talen Energy Supply LLC, 4.63%, 7/15/19 (a)	18	17,685

		640,545
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	42,773
Energy Equipment & Services — 0.1%
Weatherford International Ltd., 8.25%, 6/15/23	25	24,500
Food & Staples Retailing — 1.0%
Costco Wholesale Corp., 1.70%, 12/15/19	80	80,064
Sysco Corp.:
1.90%, 4/01/19	75	75,059
2.60%, 6/12/22	50	50,460

		205,583
Food Products — 2.3%
Hershey Co., 4.13%, 12/01/20	75	80,252
Kellogg Co., 3.25%, 4/01/26	50	50,390
Kraft Foods Group Inc., 3.50%, 6/06/22	100	103,932
Kraft Heinz Foods Co., 5.38%, 2/10/20	50	53,897
Post Holdings, Inc., 5.00%, 8/15/26 (a)	25	25,000
Tyson Foods, Inc., 4.50%, 6/15/22	50	54,398
Unilever Capital Corp., 2.20%, 3/06/19	100	100,823

		468,692

Corporate Bonds	Par (000)	Value
Forest Products — 0.4%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	$80	$82,484
Health Care Equipment & Supplies — 1.5%
Becton Dickinson & Co., 2.68%, 12/15/19	66	66,946
Edwards Lifesciences Corp., 2.88%, 10/15/18	30	30,301
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)	25	26,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (a)	25	23,937
Medtronic, Inc., 5.60%, 3/15/19	80	84,585
Zimmer Holdings, Inc., 2.00%, 4/01/18	75	75,104

		307,123
Health Care Providers & Services — 0.8%
Centene Corp., 5.63%, 2/15/21	25	26,000
HCA, Inc., 5.25%, 6/15/26	25	26,906
Humana, Inc., 7.20%, 6/15/18	80	83,295
Kindred Healthcare, Inc., 8.75%, 1/15/23	25	24,188

		160,389
Hotels, Restaurants & Leisure — 0.3%
MGM Resorts International, 4.63%, 9/01/26	25	25,437
Scientific Games International, Inc., 10.00%, 12/01/22	25	27,813

		53,250
Household Durables — 0.3%
PulteGroup, Inc., 5.00%, 1/15/27	25	25,750
Toll Brothers Finance Corp., 4.88%, 3/15/27	25	25,687

		51,437
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 6.00%, 5/15/26	25	26,688
Industrial Conglomerates — 0.9%
General Electric Co.:
2.10%, 12/11/19	100	100,650
3.45%, 5/15/24	75	79,391

		180,041
Insurance — 2.6%
Aflac, Inc., 2.40%, 3/16/20	100	101,245
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	80	80,228
Markel Corp., 4.90%, 7/01/22	70	76,858
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/23	50	51,886

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued):
3.50%, 3/10/25	$50	$52,138
MetLife, Inc.:
7.72%, 2/15/19	80	86,829
Series D, 4.37%, 9/15/23	70	76,829

		526,013
Internet Software & Services — 0.8%
Alphabet, Inc., 3.63%, 5/19/21	75	79,612
Equinix, Inc., 5.88%, 1/15/26	25	27,438
Expedia, Inc., 5.00%, 2/15/26	50	55,217

		162,267
IT Services — 0.5%
Xerox Corp.:
2.75%, 9/01/20	83	83,140
4.07%, 3/17/22 (a)	8	8,251

		91,391
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	80	86,181
Machinery — 0.6%
CNH Industrial Capital LLC, 4.88%, 4/01/21	25	26,460
Illinois Tool Works, Inc., 6.25%, 4/01/19	80	85,748

		112,208
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/01/24 (a)	25	26,562
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)	25	25,437
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	80	82,075
4.46%, 7/23/22	100	105,772
CSC Holdings LLC, 8.63%, 2/15/19	25	27,312
DISH DBS Corp., 7.75%, 7/01/26	25	29,344
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25	23,797
Omnicom Group, Inc., 4.45%, 8/15/20	100	106,531
Thomson Reuters Corp., 4.30%, 11/23/23	100	107,295
Walt Disney Co.:
1.65%, 1/08/19	80	80,172

Corporate Bonds	Par (000)	Value
Media (continued)
Walt Disney Co. (continued):
0.88%, 7/12/19	$80	$79,007

		693,304
Metals & Mining — 0.8%
Goldcorp, Inc., 3.63%, 6/09/21	80	83,404
Nucor Corp., 5.85%, 6/01/18	80	82,426

		165,830
Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 8/20/26	25	25,500
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	25	24,062

		49,562
Oil, Gas & Consumable Fuels — 4.4%
BP Capital Markets PLC, 3.56%, 11/01/21	70	73,712
Buckeye Partners LP, 4.88%, 2/01/21	80	85,118
Canadian Natural Resources Ltd., 3.90%, 2/01/25	40	41,021
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27 (a)	25	25,875
Chevron Corp.:
1.56%, 5/16/19	80	79,978
3.19%, 6/24/23	70	73,158
Concho Resources, Inc., 5.50%, 4/01/23	25	25,750
DCP Midstream Operating LP, 3.88%, 3/15/23	25	24,344
Enbridge, Inc., 4.00%, 10/01/23	40	42,200
Energy Transfer Partners LP, 4.75%, 1/15/26	50	52,635
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23	25	14,250
Occidental Petroleum Corp., 3.40%, 4/15/26	25	25,673
ONEOK Partners LP, 3.38%, 10/01/22	70	70,748
Permian Resources LLC, 13.00%, 11/30/20 (a)	25	28,875
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	100	108,260
Shell International Finance BV, 1.38%, 5/10/19	80	79,748
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 1/15/25	25	26,500

		877,845

4	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Personal Products — 0.4%
Procter & Gamble Co., 1.90%, 11/01/19	$80	$80,548
Pharmaceuticals — 4.5%
Abbott Laboratories, 3.88%, 9/15/25	70	73,118
AstraZeneca PLC:
1.75%, 11/16/18	125	124,986
3.38%, 11/16/25	50	51,156
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	100	102,935
Johnson & Johnson:
1.13%, 3/01/19	80	79,683
3.55%, 5/15/21	80	84,786
Novartis Securities Investment Ltd., 5.13%, 2/10/19	80	83,998
Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	150	148,890
Wyeth LLC, 6.45%, 2/01/24	70	85,652
Zoetis, Inc., 3.25%, 2/01/23	70	72,416

		907,620
Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 9/12/22	25	26,670
Real Estate — 0.4%
Prologis LP, 3.75%, 11/01/25	75	79,646
Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp., 2.80%, 6/01/20	50	50,934
Camden Property Trust, 2.95%, 12/15/22	20	20,164
Equity One, Inc., 3.75%, 11/15/22	100	103,934
HCP, Inc.:
3.75%, 2/01/19	80	81,602
5.38%, 2/01/21	13	14,187
Hospitality Properties Trust:
4.25%, 2/15/21	100	104,660
5.00%, 8/15/22	50	53,877
Kilroy Realty LP, 3.80%, 1/15/23	20	20,765
Omega Healthcare Investors, Inc., 4.50%, 4/01/27	50	50,945
Welltower, Inc., 4.13%, 4/01/19	80	82,374

		583,442
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	84,751

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment — 2.3%
NVIDIA Corp.:
2.20%, 9/16/21	$150	$150,224
3.20%, 9/16/26	50	50,163
Seagate HDD Cayman, 3.75%, 11/15/18	50	50,837
Texas Instruments, Inc., 1.85%, 5/15/22	100	99,110
Xilinx, Inc., 3.00%, 3/15/21	100	102,470

		452,804
Software — 1.9%
Autodesk, Inc., 4.38%, 6/15/25	25	26,881
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)	25	25,812
Electronic Arts, Inc., 3.70%, 3/01/21	100	104,547
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	53,466
Microsoft Corp., 1.30%, 11/03/18	80	79,956
Oracle Corp., 2.25%, 10/08/19	80	81,044

		371,706
Specialty Retail — 1.8%
Best Buy Co., Inc.:
5.00%, 8/01/18	50	51,415
5.50%, 3/15/21	80	87,044
Coach, Inc., 4.25%, 4/01/25	40	41,901
Home Depot, Inc., 2.00%, 6/15/19	80	80,617
L Brands, Inc., 8.50%, 6/15/19	25	27,437
QVC, Inc.:
5.13%, 7/02/22	50	53,633
4.45%, 2/15/25	25	25,392

		367,439
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.:
2.85%, 2/23/23	50	51,394
3.00%, 6/20/27	35	35,260
Dell International LLC/EMC Corp. (a):
3.48%, 6/01/19	100	102,201
5.45%, 6/15/23	25	27,387
EMC Corp.:
1.88%, 6/01/18	75	74,729
2.65%, 6/01/20	50	49,320
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18	75	75,800
3.60%, 10/15/20	100	103,758

		519,849

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017	5

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Corporate Bonds	Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25	$25	$26,125
Wireless Telecommunication Services — 2.2%
American Tower Corp.:
2.25%, 1/15/22	50	49,545
4.00%, 6/01/25	100	104,766
Crown Castle International Corp.:
3.40%, 2/15/21	80	82,710
5.25%, 1/15/23	50	55,765
SBA Communications Corp., 4.88%, 7/15/22	25	25,875
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	9	9,720
Sprint Corp., 7.63%, 2/15/25	25	28,250
T-Mobile USA, Inc., 6.00%, 4/15/24	25	26,594
Weyerhaeuser Co., 4.63%, 9/15/23	50	55,028

		438,253
Total Corporate Bonds - 77.6%		15,596,354

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 47.0%
Fannie Mae Mortgage-Backed Securities (c):
3.00%, 9/01/47	100	101,152
3.50%, 9/01/47	975	1,010,230
4.00%, 9/01/32 — 9/01/47	1,431	1,516,717
4.50%, 9/01/32 — 9/01/47	630	675,345
5.00%, 6/01/39 — 9/01/47	1,083	1,189,589
5.50%, 9/01/47	275	304,271
Freddie Mac Mortgage-Backed Securities:
3.00%, 9/01/47 (c)	465	470,176
3.50%, 3/01/47	764	794,747
4.00%, 2/01/47 — 9/01/47 (c)	345	364,154
4.50%, 9/01/47 (c)	475	510,477
Ginnie Mae Mortgage-Backed Securities:
3.50%, 9/01/47 (c)	775	808,180
4.00%, 5/20/47 — 7/20/47	522	553,125

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
4.50%, 9/01/47 (c)	$1,075	$1,144,203
Total U.S. Government Sponsored Agency Securities - 47.0%		9,442,366
Total Long-Term Investments (Cost — $25,061,611) — 124.6%		25,038,720

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (d)(e)	894,396	894,396
Total Short-Term Securities (Cost — $894,396) — 4.4%		894,396
Total Investments Before TBA Sale Commitments (Cost — $25,956,007) — 129.0%		25,933,116

TBA Sale Commitments	Par (000)
Mortgage-Backed Securities — (0.4)%
Fannie Mae Mortgage-Backed Securities (c):
3.00%, 9/01/47	$25	(25,288)
3.50%, 9/01/47	25	(25,903)
4.00%, 9/01/47	25	(26,416)

		(77,607)
Total TBA Sale Commitments (Proceeds — $77,279) — (0.4)%		(77,607)
Total Investments, Net of TBA Sale Commitments (Cost — $25,878,728*) — 128.6%		25,855,509
Liabilities in Excess of Other Assets — (28.6)%		(5,756,698)

Net Assets — 100.0%		$20,098,811

* As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$26,567,798

Gross unrealized appreciation		$134,907
Gross unrealized depreciation		(834,803)

Net unrealized depreciation		$(699,896)

6	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Notes to Schedule of investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$393,635	$1,882
Barclays Bank PLC	$187,130	$73
BNP Paribas Securities Corporation	$335,444	$1,942
Citigroup Global Markets, Inc.	$50,017	$59
Credit Suisse Securities (USA) LLC	$1,902,573	$9,198
Goldman Sachs & Co.	$986,120	$1,616
J.P. Morgan Securities LLC	$926,803	$2,491
Morgan Stanley & Co. LLC	$(26,416)	$(64)
Nomura Securities International, Inc.	$1,144,203	$5,207
Wells Fargo Securities LLC	$106,679	$334

(d)	Annualized 7-day yield as of period end.

(e)	During the period ended August 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2017	Net Activity	Shares Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,062,423	(168,027)	894,396	$894,396	$1,795	—	—

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017	7

Schedule of Investments (continued)	BlackRock Impact Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)		Value / Unrealized Appreciation (Depreciation)
Long Contracts
5-Year U.S. Treasury Note	14	December 2017	$	1,659	$2,714
10-Year U.S. Treasury Note	16	December 2017	$	2,032	4,790
10-Year U.S. Ultra Long Treasury Note	1	December 2017	$	137	562
Long U.S. Treasury Bond	1	December 2017	$	156	869
Ultra Long U.S. Treasury Bond	4	December 2017	$	676	3,680

					12,615

Short Contracts
2-Year U.S. Treasury Note	(2)	December 2017	$	433	(222)
Total					$12,393

8	BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017

Schedule of Investments (concluded)	BlackRock Impact Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Corporate Bonds	—	$15,596,354	—	$15,596,354
U.S. Government Sponsored Agency Securities	—	9,442,366	—	9,442,366
Short-Term Securities	$894,396	—	—	894,396
Liabilities:
Investments:
TBA Sale Commitments	—	(77,607)	—	(77,607)

Total	$894,396	$24,961,113	—	$25,855,509

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$12,615	—	—	$12,615
Liabilities:
Interest rate contracts	(222)	—	—	(222)

Total	$12,393	—	—	$12,393

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2017, there were no transfers between levels.

BLACKROCK IMPACT BOND FUND	AUGUST 31, 2017	9

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co.	816	$195,563
HEICO Corp., Class A	24	1,744
Northrop Grumman Corp.	229	62,336
Raytheon Co.	405	73,714
Rockwell Collins, Inc.	211	27,651
United Technologies Corp.	1,070	128,100

		489,108
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	1,001	56,156
XPO Logistics, Inc. (a)	1,219	74,603

		130,759
Airlines — 0.5%
Hawaiian Holdings, Inc. (a)	1,457	62,433
United Continental Holdings, Inc. (a)	2,147	133,028

		195,461
Auto Components — 0.3%
Delphi Automotive PLC	1,034	99,678
Tenneco, Inc.	442	23,956

		123,634
Automobiles — 0.4%
Ford Motor Co.	14,583	160,850
Banks — 6.1%
Bank of America Corp.	11,684	279,131
Bank of Hawaii Corp.	632	49,378
Banner Corp.	585	32,245
Cadence BanCorp (a)	448	9,336
Citigroup, Inc.	5,350	363,960
First Connecticut Bancorp, Inc.	204	5,049
First Horizon National Corp.	4,528	77,927
First Interstate Bancsystem, Inc., Class A	2,778	97,786
First Republic Bank	835	81,037
JPMorgan Chase & Co.	4,874	442,998
MutualFirst Financial, Inc.	95	3,344
Old National Bancorp	4,710	77,008
SVB Financial Group (a)	317	53,681
United Community Banks, Inc.	3,066	80,053
Webster Financial Corp.	2,257	105,357
Wells Fargo & Co.	6,459	329,861
Wintrust Financial Corp.	2,060	149,989

		2,238,140
Beverages — 2.1%
Coca-Cola European Partners PLC	2,483	106,769
Dr. Pepper Snapple Group, Inc.	1,501	136,666
Monster Beverage Corp. (a)	1,062	59,281

Common Stocks	Shares	Value
Beverages (continued)
PepsiCo, Inc.	4,098	$474,261

		776,977
Biotechnology — 3.4%
AbbVie, Inc.	4,197	316,034
AMAG Pharmaceuticals, Inc. (a)	1,704	28,457
Amgen, Inc.	1,305	231,990
Biogen, Inc. (a)	124	39,254
Celgene Corp. (a)	1,372	190,612
Conatus Pharmaceuticals, Inc. (a)	1,733	9,947
Gilead Sciences, Inc.	3,677	307,802
Halozyme Therapeutics, Inc. (a)	1,624	21,128
Incyte Corp. (a)	186	25,558
Sangamo Therapeutics, Inc. (a)	840	11,214
United Therapeutics Corp. (a)	156	20,405
Vertex Pharmaceuticals, Inc. (a)	343	55,065

		1,257,466
Building Products — 0.4%
Lennox International, Inc.	873	144,682
Capital Markets — 2.3%
Ameriprise Financial, Inc.	314	43,492
BGC Partners, Inc., Class A	4,201	54,571
Charles Schwab Corp.	1,110	44,289
CME Group, Inc.	373	46,923
Donnelley Financial Solutions, Inc. (a)	469	10,041
Evercore Partners, Inc., Class A	2,279	171,951
Franklin Resources, Inc.	3,056	132,111
Houlihan Lokey, Inc.	729	26,280
Invesco Ltd.	1,820	59,660
Moelis & Co., Class A	1,374	54,136
OM Asset Management PLC	2,050	28,967
Piper Jaffray Cos.	655	36,320
SEI Investments Co.	2,146	125,455
Westwood Holdings Group, Inc.	71	4,340

		838,536
Chemicals — 2.0%
Chemours Co.	916	44,948
Ecolab, Inc.	2,870	382,571
FMC Corp.	1,159	99,929
Platform Specialty Products Corp. (a)	2,057	24,026
Scotts Miracle-Gro Co., Class A	1,329	127,039
Trinseo SA	396	26,492
WR Grace & Co.	279	19,943

		724,948
Commercial Services & Supplies — 0.4%
Brink’s Co.	495	38,833
Interface, Inc.	1,043	19,817

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	5,382	$71,042

		129,692
Communications Equipment — 1.8%
Ciena Corp. (a)	4,022	86,916
Cisco Systems, Inc.	16,801	541,160
Ubiquiti Networks, Inc. (a)	451	26,875

		654,951
Construction & Engineering — 0.4%
Fluor Corp.	3,624	139,778
Construction Materials — 0.1%
Vulcan Materials Co.	215	26,071
Consumer Finance — 1.5%
American Express Co.	1,866	160,663
Capital One Financial Corp.	2,803	223,147
Credit Acceptance Corp. (a)	37	10,075
Discover Financial Services	551	32,481
Enova International, Inc. (a)	2,487	29,595
Green Dot Corp., Class A (a)	240	11,563
Synchrony Financial	2,916	89,784

		557,308
Containers & Packaging — 0.6%
Avery Dennison Corp.	2,166	204,167
Distributors — 0.0%
Genuine Parts Co.	99	8,200
Diversified Consumer Services — 0.4%
Capella Education Co.	116	7,813
Grand Canyon Education, Inc. (a)	1,487	122,008
H&R Block, Inc.	986	26,366

		156,187
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B (a)	1,153	208,878
Interactive Brokers Group, Inc., Class A	271	11,363
Intercontinental Exchange, Inc.	252	16,297
MarketAxess Holdings, Inc.	95	18,330

		254,868
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	1,505	56,377
Cogent Communications Holdings, Inc.	2,453	114,310
Level 3 Communications, Inc. (a)	424	23,078
SBA Communications Corp. (a)	728	111,785
Verizon Communications, Inc.	5,402	259,134
Zayo Group Holdings, Inc. (a)	605	20,673

		585,357

Common Stocks	Shares	Value
Electric Utilities — 1.7%
El Paso Electric Co.	95	$5,277
Exelon Corp.	948	35,901
NextEra Energy, Inc.	2,848	428,653
Southern Co.	2,551	123,111
Xcel Energy, Inc.	862	42,669

		635,611
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	704	115,498
Electronic Equipment, Instruments & Components — 0.1%
Daktronics, Inc.	1,759	16,939
Insight Enterprises, Inc. (a)	107	4,289
Littelfuse, Inc.	26	4,840
PC Connection, Inc.	187	4,770

		30,838
Energy Equipment & Services — 1.1%
Baker Hughes a GE Co.	856	29,018
Diamond Offshore Drilling, Inc. (a)	4,271	48,519
Exterran Corp. (a)	148	4,105
Schlumberger Ltd.	4,898	311,072
Weatherford International PLC (a)	5,690	21,793

		414,507
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	1,974	309,405
CVS Health Corp.	1,298	100,387
Performance Food Group Co. (a)	555	15,429
Wal-Mart Stores, Inc.	2,842	221,875

		647,096
Food Products — 1.5%
J.M. Smucker Co.	1,856	194,435
McCormick & Co., Inc.	2,510	238,776
Pinnacle Foods, Inc.	602	35,705
Post Holdings, Inc. (a)	910	77,468

		546,384
Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	743	59,083
Health Care Equipment & Supplies — 3.3%
Align Technology, Inc. (a)	210	37,116
Boston Scientific Corp. (a)	13,964	384,708
Danaher Corp.	3,703	308,904
Medtronic PLC	5,068	408,582
Stryker Corp.	670	94,718

		1,234,028
Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	469	37,637
Cardinal Health, Inc.	1,591	107,329

2	BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Chemed Corp.	469	$92,529
Express Scripts Holding Co. (a)	209	13,129
Humana, Inc.	551	141,949
UnitedHealth Group, Inc.	1,709	339,920
VCA, Inc. (a)	108	10,040

		742,533
Hotels, Restaurants & Leisure — 1.6%
Aramark	1,199	48,787
BJ’s Restaurants, Inc. (a)	510	15,351
Bloomin’ Brands, Inc.	3,417	58,123
Brinker International, Inc.	3,972	124,006
Cheesecake Factory, Inc.	2,879	119,277
Marriott Vacations Worldwide Corp.	76	8,844
Red Robin Gourmet Burgers, Inc. (a)	79	4,503
Ruth’s Hospitality Group, Inc.	3,858	75,424
Six Flags Entertainment Corp.	483	26,357
Vail Resorts, Inc.	405	92,320
Wyndham Worldwide Corp.	96	9,569
Yum China Holdings, Inc. (a)	288	10,184

		592,745
Household Durables — 1.2%
Garmin Ltd.	2,435	125,403
iRobot Corp. (a)	857	81,775
KB Home	6,883	147,296
Whirlpool Corp.	492	84,437

		438,911
Household Products — 1.0%
Procter & Gamble Co.	4,186	386,242
Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy, Inc.	429	10,687
Ormat Technologies, Inc.	619	35,555
Pattern Energy Group, Inc.	4,010	100,731

		146,973
Industrial Conglomerates — 1.3%
General Electric Co.	19,575	480,566
Insurance — 3.0%
Aflac, Inc.	196	16,180
Allstate Corp.	1,752	158,556
Argo Group International Holdings Ltd.	1,055	63,511
CNO Financial Group, Inc.	492	10,996
Hanover Insurance Group, Inc.	235	23,072
James River Group Holdings Ltd.	382	15,234
Loews Corp.	873	40,664
Marsh & McLennan Cos., Inc.	4,070	317,786
MetLife, Inc.	465	21,776
Prudential Financial, Inc.	1,593	162,614
Reinsurance Group of America, Inc.	565	75,964
Selective Insurance Group, Inc.	1,028	51,811

Common Stocks	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	923	$111,849
W.R. Berkley Corp.	687	45,782

		1,115,795
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (a)	562	551,097
Blue Apron Holdings, Inc. (a)	2,724	14,274
Expedia, Inc.	461	68,394
Liberty Expedia Holdings, Inc., Class A (a)	217	11,868
Liberty Interactive Corp QVC Group, Series A (a)	982	21,722
Netflix, Inc. (a)	857	149,726

		817,081
Internet Software & Services — 4.4%
Alphabet, Inc., Class A (a)	530	506,277
Alphabet, Inc., Class C (a)	435	408,609
Autobytel, Inc. (a)	1,386	10,062
CommerceHub, Inc., Series C (a)	1,790	38,002
Facebook, Inc., Class A (a)	3,289	565,609
LogMeIn, Inc.	563	64,407
XO Group, Inc. (a)	1,216	22,642
Yandex NV, Class A (a)	5	150

		1,615,758
IT Services — 3.8%
Accenture PLC, Class A	3,030	396,203
Automatic Data Processing, Inc.	646	68,779
CSG Systems International, Inc.	47	1,819
Euronet Worldwide, Inc. (a)	2,680	263,363
Everi Holdings, Inc. (a)	3,089	23,816
Fidelity National Information Services, Inc.	1,126	104,628
First Data Corp., Class A (a)	793	14,599
Fiserv, Inc. (a)	353	43,670
Forrester Research, Inc.	2,716	110,677
Hackett Group, Inc.	3,389	46,294
International Business Machines Corp.	1,926	275,476
Travelport Worldwide Ltd.	700	10,598
Vantiv, Inc., Class A (a)	756	53,442

		1,413,364
Leisure Products — 0.5%
Brunswick Corp.	1,320	69,274
Callaway Golf Co.	2,319	32,327
Hasbro, Inc.	562	55,216
Malibu Boats, Inc. (a)	509	13,728

		170,545
Life Sciences Tools & Services — 1.1%
NanoString Technologies, Inc. (a)	1,717	26,528
PAREXEL International Corp. (a)	71	6,240

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc. (a)	2,044	$158,205
Thermo Fisher Scientific, Inc.	742	138,858
Waters Corp. (a)	515	94,492

		424,323
Machinery — 2.9%
Caterpillar, Inc.	525	61,682
Deere & Co.	807	93,555
Global Brass & Copper Holdings, Inc.	187	5,582
Graco, Inc.	1,333	153,975
Illinois Tool Works, Inc.	2,817	387,366
Ingersoll-Rand PLC	1,371	117,070
Meritor, Inc. (a)	3,576	71,019
PACCAR, Inc.	972	64,473
Stanley Black & Decker, Inc.	151	21,744
Xylem, Inc.	1,794	111,354

		1,087,820
Media — 2.7%
Altice USA, Inc. (a)	1,760	53,698
AMC Networks, Inc., Class A (a)	726	44,126
CBS Corp., Class B	2,321	148,683
Central European Media Enterprises Ltd., Class A (a)	8,755	36,333
Comcast Corp., Class A	5,722	232,371
Discovery Communications, Inc., Class A (a)	1,982	44,020
Discovery Communications, Inc., Class C (a)	310	6,513
Gray Television, Inc. (a)	1,538	21,994
Liberty Global PLC, Class A (a)	419	14,246
Live Nation Entertainment, Inc. (a)	371	14,825
Meredith Corp.	219	11,903
New Media Investment Group, Inc.	3	41
Omnicom Group, Inc.	792	57,325
Salem Media Group, Inc., Class A	1,140	6,897
Scripps Networks Interactive, Inc., Class A	123	10,535
Time Warner, Inc.	1,671	168,938
Walt Disney Co.	1,365	138,138

		1,010,586
Metals & Mining — 0.6%
Newmont Mining Corp.	2,311	88,604
Reliance Steel & Aluminum Co.	816	59,095
Ryerson Holding Corp. (a)	652	5,607
Schnitzer Steel Industries, Inc., Class A	2,197	59,099

		212,405
Multi-Utilities — 0.7%
Consolidated Edison, Inc.	2,340	197,192

Common Stocks	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	1,190	$55,739

		252,931
Multiline Retail — 0.3%
Kohl’s Corp.	1,149	45,707
Nordstrom, Inc.	167	7,452
Target Corp.	1,008	54,966

		108,125
Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy, Inc. (a)	1,326	56,740
Chevron Corp.	1,041	112,032
Concho Resources, Inc. (a)	600	66,582
Delek US Holdings, Inc.	232	5,735
EP Energy Corp., Class A (a)	1,452	4,269
Exxon Mobil Corp.	3,859	294,557
Gulfport Energy Corp. (a)	1,148	14,384
Kinder Morgan, Inc.	648	12,526
Kosmos Energy Ltd. (a)	4,142	29,160
Laredo Petroleum, Inc. (a)	1,806	22,431
Occidental Petroleum Corp.	909	54,267
ONEOK, Inc.	2,006	108,645
Pacific Ethanol, Inc. (a)	2,389	11,945
Phillips 66	2,372	198,797
Pioneer Natural Resources Co.	1,274	165,174
QEP Resources, Inc. (a)	3,262	24,628
Range Resources Corp.	4,012	69,648
REX American Resources Corp. (a)	314	27,199
Scorpio Tankers, Inc.	1,366	5,560
SM Energy Co.	1,455	19,439
Valero Energy Corp.	4,393	299,163

		1,602,881
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	1,282	38,460
Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A	3,400	363,766
Herbalife Ltd. (a)	87	6,004
Medifast, Inc.	227	12,853

		382,623
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,398	84,551
Catalent, Inc. (a)	4,293	177,258
Corcept Therapeutics, Inc. (a)	420	7,001
Horizon Pharma PLC (a)	982	13,434
Johnson & Johnson	3,869	512,139
Pfizer, Inc.	18,299	620,702
Prestige Brands Holdings, Inc. (a)	4,536	230,021
Zoetis, Inc.	821	51,477

		1,696,583

4	BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Professional Services — 1.1%
Equifax, Inc.	1,068	$152,158
Insperity, Inc.	717	57,575
ManpowerGroup, Inc.	975	108,722
On Assignment, Inc. (a)	201	9,588
Robert Half International, Inc.	235	10,646
TransUnion (a)	3	144
WageWorks, Inc. (a)	1,211	71,388

		410,221
Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	320	47,376
Apartment Investment & Management Co., Class A	1,184	53,671
Arbor Realty Trust, Inc.	2,157	17,687
Crown Castle International Corp.	1,692	183,481
DCT Industrial Trust, Inc.	1,718	100,245
DDR Corp.	3,103	30,037
DiamondRock Hospitality Co.	4,662	51,235
Douglas Emmett, Inc.	465	18,116
Invesco Mortgage Capital, Inc.	1,390	23,602
New Residential Investment Corp.	3,083	50,808
Prologis, Inc.	5,986	379,273
QTS Realty Trust, Inc., Class A	809	43,832
Ryman Hospitality Properties, Inc.	1,780	105,768
Simon Property Group, Inc.	334	52,388
TPG RE Finance Trust, Inc. (a)	867	17,540
UDR, Inc.	199	7,725
Welltower, Inc.	4,492	328,904

		1,511,688
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A (a)	180	6,495
Kennedy-Wilson Holdings, Inc.	1,780	34,354
Realogy Holdings Corp.	3,498	118,582

		159,431
Road & Rail — 1.2%
AMERCO, Inc.	81	30,230
Old Dominion Freight Line, Inc.	2,277	227,472
Ryder System, Inc.	1,662	128,971
Saia, Inc. (a)	789	44,618

		431,291
Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	935	78,231
Entegris, Inc. (a)	6,675	169,879
Intel Corp.	11,437	401,095
NVIDIA Corp.	1,352	229,083
Texas Instruments, Inc.	4,811	398,447
Xilinx, Inc.	1,861	122,938

		1,399,673
Software — 4.8%
Activision Blizzard, Inc.	169	11,080

Common Stocks	Shares	Value
Software (continued)
Cadence Design Systems, Inc. (a)	5,058	$198,729
Electronic Arts, Inc. (a)	757	91,975
Guidance Software, Inc. (a)	32	227
Guidewire Software, Inc. (a)	381	28,845
Imperva, Inc. (a)	1,554	69,386
Microsoft Corp.	13,012	972,907
Oracle Corp.	1,340	67,442
Red Hat, Inc. (a)	604	64,930
salesforce.com, Inc. (a)	118	11,268
Take-Two Interactive Software, Inc. (a)	748	73,147
Verint Systems, Inc. (a)	1,284	50,975
VMware, Inc., Class A (a)	1,117	120,748
Workday, Inc., Class A (a)	270	29,616

		1,791,275
Specialty Retail — 1.7%
Best Buy Co., Inc.	438	23,766
Home Depot, Inc.	2,109	316,076
Lowe’s Cos., Inc.	1,921	141,943
Ross Stores, Inc.	100	5,845
TJX Cos., Inc.	1,768	127,826
Ulta Salon Cosmetics & Fragrance, Inc. (a)	124	27,405
West Marine, Inc.	27	350

		643,211
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	9,151	1,500,764
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	1,133	59,834
Steven Madden Ltd. (a)	1,166	49,438
Under Armour, Inc., Class C (a)	267	4,032

		113,304
Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd. (a)	1,034	40,409
Federal Agricultural Mortgage Corp., Class C	199	13,556
Riverview Bancorp, Inc.	1,038	8,335
TFS Financial Corp.	527	8,105

		70,405
Trading Companies & Distributors — 0.1%
MRC Global, Inc. (a)	2,290	36,113
Triton International Ltd.	220	8,123

		44,236
Transportation Infrastructure — 0.4%
Macquarie Infrastructure Corp.	1,935	144,119
Water Utilities — 0.2%
California Water Service Group	2,007	75,162

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2017	5

Schedule of Investments (continued)	BlackRock Impact U.S. Equity Fund

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	3,541	$72,909
Telephone & Data Systems, Inc.	478	14,010

		86,919
Total Common Stocks - 98.9%		36,599,134

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. (a)(b)	64	146
Total Long-Term Investments (Cost — $32,402,169) — 98.9%		36,599,280

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)(d)	553,838	$553,838
Total Short-Term Securities (Cost — $553,838) — 1.5%		553,838
Total Investments (Cost — $32,956,007*) — 100.4%		37,153,118
Liabilities in Excess of Other Assets — (0.4)%		(153,686)

Net Assets — 100.0%		$36,999,432

* As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost		$33,013,534

Gross unrealized appreciation		$4,878,138
Gross unrealized depreciation		(731,467)

Net unrealized appreciation		$4,146,671

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Annualized 7-day yield as of period end.

(d)	During the period ended August 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2017	Net Activity	Shares Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	440,606	113,232	553,838	$553,838	$316	—	—

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4	September 2017	$281	$7,087

6	BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2017

Schedule of Investments (concluded)	BlackRock Impact U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:[1]
Common Stocks	$36,599,134	—	—	$36,599,134
Rights	—	—	$146	146
Short-Term Securities	553,838	—	—	553,838

Total	$37,152,972	—	$146	$37,153,118

Derivative Financial Instruments[2]
Assets:
Equity contracts	$7,087	—	—	$7,087

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2017, there were no transfers between levels.

BLACKROCK IMPACT U.S. EQUITY FUND	AUGUST 31, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 23, 2017